Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 24,661,772	$ 3,562,398	¥ 19,133,575	¥ 18,046,349
Customers one [member]
Disclosure of operating segments [line items]
Revenue	¥ 4,200,000	$ 610,200	3,100,000	2,300,000
Customers two [member]
Disclosure of operating segments [line items]
Revenue			¥ 2,100,000	¥ 2,000,000